Loss Per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Balance as at January 1	96,572	61,984	49,616
Effect of share options exercised	6,754	70	303
Effect of shares issued during the year	72,308	29,745	6,621
Weighted average number of Ordinary Shares used to calculate basic and diluted earnings (loss) per share as at December 31	175,634	91,799	56,540